Lines of Credit Payable (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Lines of Credit Payable	$ 40,355,721	$ 46,270,563
Due To Casino Operators [Member]
Lines of Credit Payable	40,355,721	35,989,109
Due To Others [Member]
Lines of Credit Payable	$ 0	$ 10,281,454